Loans by Facility (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 10,623,855.6	$ 140,918.6	₨ 9,111,464.6
Less: Allowance for credit losses	198,833.2	2,637.4	148,232.0	$ 1,966.2	₨ 112,507.2	₨ 78,496.9
Total	10,425,022.4	138,281.2	8,963,232.6
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	7,040,800.4	93,391.6	6,237,903.6
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	952,053.1	12,628.4	951,744.2
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,920,601.6	25,475.5	1,538,107.4
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,658,770.3	22,002.5	1,478,317.8
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	747,382.4	9,913.5	746,288.0
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	634,612.4	8,417.7	513,771.6
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,127,380.6	14,954.0	1,009,674.6
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 3,583,055.2	$ 47,527.0	₨ 2,873,561.0